Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BLACKROCK ADVANTAGE INTERNATIONAL FUND	May 31, 2026 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	184
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	752
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	598
Expense Example, with Redemption, 3 Years	781
Expense Example, with Redemption, 5 Years	979
Expense Example, with Redemption, 10 Years	1,551
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	913
Expense Example, with Redemption, 10 Years	1,791
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	$ 1,468